Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Shares	Additional Paid-in Capital	Deficit	Accumulated Other Comprehensive Loss	Total
Beginning Balances at Dec. 31, 2010	$ 143,050	$ 3,176	$ (53,059)	$ (202)	$ 92,965
Beginning Balances (in shares) at Dec. 31, 2010	44,113,783
Comprehensive income (loss)			(20,925)	44	(20,881)
Issuance of stock on exercise of employee stock options (in shares)	861,326
Issuance of stock on exercise of employee stock options	1,360				1,360
Stock based compensation expense for the year		1,381			1,381
Amount credited to share capital related to options issued		(266)			(266)
Ending Balances at Dec. 31, 2011	144,410	4,291	(73,984)	(158)	74,559
Ending Balances (in shares) at Dec. 31, 2011	44,975,109
Comprehensive income (loss)			(27,756)	(195)	(27,951)
Issuance of stock on exercise of employee stock options (in shares)	1,086,102
Issuance of stock on exercise of employee stock options	3,409				3,409
Stock based compensation expense for the year		1,559			1,559
Amount credited to share capital related to options issued		(989)			(989)
Ending Balances at Dec. 31, 2012	$ 147,819	$ 4,861	$ (101,740)	$ (353)	$ 50,587
Ending Balances (in shares) at Dec. 31, 2012	46,061,211